Organization and Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finance and Insurance Sales
Aggregate reserves relating to chargeback activity	$ 23.3	$ 23.4
Defined Contribution Plans
Expense incurred relating to defined contribution plans	15.1	13.7	11.8
Advertising
Net advertising costs	81.8	80.1	67.7
Reimbursement of advertising expense	13.1	12.1	10.5
Self Insurance
Aggregate reserves relating to retained risk	$ 21.1	$ 20.1
Earnings Per Share
Weighted average number of common shares outstanding	90,273,747	90,318,315	91,153,620
Effect of non-participatory equity compensation (in shares)	56,874	24,000	120,512
Weighted average number of common shares outstanding, including effect of dilutive securities	90,330,621	90,342,315	91,274,132